LEASE (Tables)	6 Months Ended
Mar. 31, 2026
Lease
SCHEDULE OF OPERATING LEASES

The Company has operating leases for office and employee accommodation.

Assets/Liabilities	March 31, 2026	September 30, 2025
	(Unaudited)
Assets
Operating lease right-of-use assets	$149,120	$78,862

Liabilities
Operating lease liability - current	$103,299	$46,190
Operating lease liability - non-current	44,421	35,306
Total	$147,720	$81,496

SCHEDULE OF OPERATING LEASE EXPENSES

The operating lease expenses were as follows:

		Six months ended March 31,
Lease Expense	Classification	2026	2025
		(Unaudited)	(Unaudited)
Operating lease expense	Cost of Revenue	$31,308	$8,500
Operating lease expense	General and administrative expense	12,548	2,713
Operating lease expense	Research and development expense	10,678	11,104
Operating lease expense	Selling expense	2,967	1,568
Total		$57,501	$23,885

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

Maturities of operating lease liabilities as of March 31, 2026 were as follows:

Maturity of Lease Liabilities	Operating Leases
Within one year	$108,729
One to two years	45,017
Total lease payments	153,746
Less: interest	(6,026)
Present value of lease payments	$147,720

SCHEDULE OF OTHER INFORMATION RELATED TO OPERATING LEASES

Other information related to our operating leases was as follows:

Lease Term and Discount Rate	March 31, 2026	September 30, 2025
	(Unaudited)
Weighted-average remaining lease term (years)
Operating leases	1.43	1.83

Weighted-average discount rate (%)
Operating leases	5.56%	3.85%